SHAREHOLDERS' EQUITY (Summary of Restricted Stock Units Activity) (Details) (RSU and RSA [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 ILS		Dec. 31, 2012 ILS
Number of RSU and RSA
Outstanding at January 1, 2013			783,103		700,978
Issued	412,058
Vested	(239,031)
Forfeited	(90,902)
Outstanding at December 31, 2013			783,103		700,978
Weighted Average Exercise Price
Outstanding at January 1, 2013			1	[1]	1	[1]
Issued	$ 1	[1]
Vested	$ 1	[1]
Forfeited	$ 1	[1]
Outstanding at December 31, 2013			1	[1]	1	[1]

[1]	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.29.